COMMITMENTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Jan. 23, 2021	Jan. 23, 2020
COMMITMENTS
Period of royalty for subject to 1% royalty buy back right	3 years
Percentage of royalty buy back right	3.00%
Price of royalty buy back right	$ 4,306,000
Percentage of royalty interest rate	1.00%
Percentage of NSR	0.10%
Amount of purchase price of tranche	$ 200
Amount of commitments related to the construction of the graphite purification demonstration plant	1,306,000
Percentage of contribution of net future positive cash flow after taxes to the municipality			$ 2
Minimum payment		$ 400,000
Amount of purchase orders for the acquisition of PPE	3,024,000
Amount of purchase order for operations	$ 2,936,000
Percentage of Interest Accrual	9.00%